Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock

9. Convertible Preferred Stock

All series of the Company’s redeemable convertible preferred stock are classified as mezzanine (temporary) equity pursuant to ASC 480-10-S99, as redemption is contingent upon deemed liquidation events that are outside the Company’s control. No accretion has been recorded as redemption is not probable.

On September 2, 2025, the Company entered into a Series B-3 Preferred Stock and Warrant Purchase Agreement (the “Series B-3 financing”) which involved the issuance of three classes of preferred stock (Series B-3, Series B-4, and Series B-5), Non-Voting Common Stock warrants (see Note 10), and the conversion of previously outstanding convertible promissory notes (See Note 6). The financing involved 3 components: 1) issuance of B-3 preferred stock which resulted in proceeds of $1,339,478; 2) issuance of Series B-4 preferred stock through the conversion of the 2023 convertible notes of $9,191,035; 3) issuance of Series B-5 preferred stock through the conversion of the 2024 convertible notes of $2,119,835. As part of the Series B-3 financing, an entity affiliated with a member of the Company’s Board of Directors invested $744,999 in the offering.

In connection with the financing, the Company amended its certificate of incorporation to include a pay-to-play provision. Holders of existing preferred stock who did not participate in the financing were automatically converted into non-voting common stock at a 15:1 ratio. The Company determined this provision was substantive for non-participating holders and accounted for the conversion as an extinguishment. For participating holders, the modification was not substantive. For participating holders whose preferred stock was not converted, the Company determined that the modification did not result in a substantive change because the pay-to-play condition was satisfied and is now moot for these holders. On November 1, 2025, certain holders of the Series Seed through Series B-2 converted their convertible preferred shares to non-voting common stock at a 15:1 ratio. See statement of stockholders deficit.

During the six months ended March 31, 2026, in connection with the Series B-3 financing, the Company issued an additional 701,349 shares of Series B-3 preferred stock which resulted in proceeds of $3,899,698, net of debt issuance costs. Of the aggregate $3,899,698 investment, approximately $2,140,992 related to investments made by parties determined to be related parties.

As of March 31, 2026, preferred stock was made up of the following:

Series	Original Issue Price	Liquidation Preference/Share	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Common Stock Issuance Upon Conversion	Liquidation Preference
Series Seed	2.62	2.62	2,500,435	615,092	$1,525,824	615,092	$1,616,887
Series A	3.40	3.40	4,883,780	139,679	265,935	139,679	475,363
Series A-2	5.33	5.33	1,918,688	398,665	2,124,884	398,665	2,124,884
Series B-1	8.23	8.23	5,494,038	2,643,172	21,626,220	2,643,172	21,753,306
Series B-2	9.40	9.40	11,921	4,783	44,960	4,783	44,960
Series B-3	6.23	6.23	3,206,844	916,106	5,239,129	916,106	5,713,433
Series B-4	2.68	2.68	3,419,398	3,419,398	30,493,849	3,419,398	9,191,000
Series B-5	3.83	3.83	551,935	551,935	5,557,908	551,935	2,119,353
Total			21,987,039	8,688,830	$66,878,709	8,688,830	$43,039,186

Upon a liquidation, dissolution, or deemed liquidation event, each holder receives the greater of (i) the Original Issue Price plus declared but unpaid dividends, or (ii) the as-converted value, with all series ranking pari passu. Dividends are non-cumulative and none have been declared or paid in any period presented. Each share auto-converts into fully-paid, non-assessable shares of Voting Common Stock at the applicable conversion rate being either; (1) Immediately before a qualified IPO in which the Company raises at least $40 million in gross proceeds and its shares are listed on Nasdaq, the NYSE, or another approved exchange; or (2) Upon written request by holders of a majority of the outstanding Preferred Stock (on an as-converted basis), effective at the time specified in the request.

9. Convertible Preferred Stock

All series of the Company’s redeemable convertible preferred stock are classified as mezzanine (temporary) equity on the consolidated balance sheets pursuant to ASC 480-10-S99 and ASR 268, as redemption is contingent upon deemed liquidation events or a sale of the Company — events outside the Company’s control. No accretion to redemption value has been recorded as redemption is not currently probable.

On September 2, 2025, the Company entered into a Series B-3 Preferred Stock and Warrant Purchase Agreement (the “Series B-3 financing”) which involved the issuance of three classes of preferred stock (Series B-3, Series B-4, and Series B-5), Non-Voting Common Stock warrants (see Note 10), and the conversion of previously outstanding convertible promissory notes (See Note 6). The financing involved 3 components: 1) issuance of B-3 preferred stock which resulted in proceeds of $1,339,478; 2) issuance of Series B-4 preferred stock through the conversion of the 2023 convertible notes of $9,191,035; 3) issuance of Series B-5 preferred stock through the conversion of the 2024 convertible notes of $2,119,835. As part of the Series B-3 financing, an entity affiliated with a member of the Company’s Board of Directors invested $744,999 in the offering.

Additionally, the Company’s Restated Certificate was amended to include a pay-to-play provision whereby any existing preferred holder (Series Seed through Series B-2) that did not purchase its pro-rata share of the Series B-3 offering within 30 days of closing was automatically converted into Non-Voting Common Stock at a 15:1 ratio (Note 15— Subsequent Events).

As of September 30, 2025, preferred stock was made up of the following:

Series	Original Issue Price	Liquidation Preference/Share	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Common Stock Issuance Upon Conversion	Liquidation Preference
Series Seed	2.62	2.62	2,500,435	2,500,435	$6,481,810	2,500,435	$6,572,873
Series A	3.40	3.40	4,883,780	4,883,780	16,411,362	4,883,780	16,620,724
Series A-2	5.33	5.33	1,918,688	1,918,688	10,226,607	1,918,688	10,226,607
Series B-1	8.23	8.23	5,494,038	5,494,038	45,088,848	5,494,038	45,215,933
Series B-2	9.40	9.40	11,921	11,921	112,057	11,921	112,057
Series B-3	6.23	6.23	3,206,844	214,757	1,339,364	214,757	1,339,364
Series B-4	2.68	2.68	3,419,398	3,419,398	30,493,849	3,419,398	9,191,000
Series B-5	3.83	3.83	551,935	551,935	5,557,908	551,935	2,119,353
Total			21,987,039	18,994,952	$115,711,805	18,994,952	$91,397,911

Upon a liquidation, dissolution, or deemed liquidation event, each holder receives the greater of (i) the Original Issue Price plus declared but unpaid dividends, or (ii) the as-converted value, with all series ranking pari passu. Dividends are non-cumulative and none have been declared or paid in any period presented. Each share auto-converts into fully-paid, non-assessable shares of Voting Common Stock at the applicable conversion rate being either; (1) Immediately before a qualified IPO in which the Company raises at least $40 million in gross proceeds and its shares are listed on Nasdaq, the NYSE, or another approved exchange; or (2) Upon written request by holders of a majority of the outstanding Preferred Stock (on an as-converted basis), effective at the time specified in the request.